Investment Risks	Sep. 24, 2025
Liberty One Spectrum ETF
Prospectus [Line Items]
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As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program, but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value (“NAV”) and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Liberty One Spectrum ETF | Management Risk [Member]
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Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of the Fund shares and failure to achieve its investment objective.

Liberty One Spectrum ETF | Market Risk [Member]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, lack of liquidity in the bond or other markets, volatility in the securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments and could result in decreases to the Fund’s net asset value. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. Local, state and regional events could have a significant impact on the Fund and its investments. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, amount other things, inflation and the securities markets generally.

Liberty One Spectrum ETF | Equity Risk [Member]
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Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Liberty One Spectrum ETF | Value Investing Risk [Member]
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Value Investing Risk. Value investing attempts to identify securities selling at a discount in comparison to the Adviser’s assessments of their intrinsic value. Such securities may not increase in price as anticipated by the Adviser, and may even decline further in value if other investors fail to recognize the issuer’s value or if the events or factors that the Adviser believes will increase a security’s market value do not occur. Value investing is subject to the risk that an issuer’s intrinsic value may never be fully realized by the market or that an issuer judged by the Adviser to be undervalued may actually be appropriately priced. Additionally, such securities may decline in value in the short- or long-term even though they are deemed by the Fund to be undervalued. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Liberty One Spectrum ETF | Largecap Securities Risk [Member]
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Large-Cap Securities Risk. The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liberty One Spectrum ETF | Sector Risk [Member]
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Sector Risk. The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

●	Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Consumer Food Sector. The consumer food sector is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, agricultural commodity prices, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

●	Consumer Discretionary Sector. The consumer discretionary sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preference, exploration and production spending. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector.

●	Consumer Staples Sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

●	Energy Sector. Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves.

●	Financial Sector. Companies in the financials sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amounts of capital they must maintain. In addition, in recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector.

●	Healthcare Sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

●	Industrials Sector. The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

●	Information Technology Sector. Information technology companies face intense competition and potentially rapid product obsolescence. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector may face obsolescence and are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

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Real Estate Sector. Securities in the real estate sector are susceptible to the risks associated with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Potential impacts on the real estate sector that could affect securities include lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences.

●	Retail Sector Risk. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy and, in turn, negatively affect companies in the retail sector. A recent example is the negative impact on the retail sector of the aggressive measures taken worldwide by governments in response to COVID-19, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

●	Utilities Sector. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Liberty One Spectrum ETF | Investment Style Risk [Member]
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Investment Style Risk. There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value, could underperform other kinds of investments or market averages that include style-focused investments.

Liberty One Spectrum ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Liberty One Spectrum ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to NAV and may face delisting.

Liberty One Spectrum ETF | Cash Positions Risk [Member]
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Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Liberty One Spectrum ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

Liberty One Spectrum ETF | Etf Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Liberty One Spectrum ETF | Fluctuation Of Net Asset Value Risk [Member]
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Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund does not seek to replicate the performance of a specified Index. ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Liberty One Spectrum ETF | Foreign Exposure Risk [Member]
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Foreign Exposure Risk. Although the Fund may invest in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate. The international operations of many companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business

Liberty One Spectrum ETF | Gap Risk [Member]
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Gap Risk. The Fund is subject to the risk that a stock price will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually, such movements occur when there are adverse news announcements, which can cause a stock price to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Liberty One Spectrum ETF | Geographic Risk [Member]
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Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. The Fund may invest without limitation in a particular region or may be exposed to the risks of a specific country as a result of its investments in U.S.-based companies with operations or markets in other countries.

Liberty One Spectrum ETF | Issuerspecific Risk [Member]
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Risk [Text Block]	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
Liberty One Spectrum ETF | Market Events Risk [Member]
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Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Liberty One Spectrum ETF | New Adviser Risk [Member]
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Risk [Text Block]	New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
Liberty One Spectrum ETF | Regulatory Risk [Member]
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Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Liberty One Spectrum ETF | Valuation Risk [Member]
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Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Liberty One Spectrum ETF | Volatility Risk [Member]
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Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Liberty One Defensive Dividend Growth ETF
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As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program, but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s NAV and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Liberty One Defensive Dividend Growth ETF | Management Risk [Member]
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Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of the Fund shares and failure to achieve its investment objective.

Liberty One Defensive Dividend Growth ETF | Market Risk [Member]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, lack of liquidity in the bond or other markets, volatility in the securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments and could result in decreases to the Fund’s net asset value. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. Local, state and regional events could have a significant impact on the Fund and its investments. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, amount other things, inflation and the securities markets generally.

Liberty One Defensive Dividend Growth ETF | Equity Risk [Member]
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Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Liberty One Defensive Dividend Growth ETF | Largecap Securities Risk [Member]
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Large-Cap Securities Risk. The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liberty One Defensive Dividend Growth ETF | Sector Risk [Member]
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Sector Risk. The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

●	Consumer Food Sector. The consumer food sector is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, agricultural commodity prices, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

●	Consumer Staples Sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

●	Utilities Sector. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

●	Communications Services Sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Healthcare Sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

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Information Technology Sector. Information technology companies face intense competition and potentially rapid product obsolescence. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector may face obsolescence and are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The Fund’s investments in what the Adviser considers to be durable technology, which derive a large percentage of revenue from residual or subscription-based sources, may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, and consumer demands, spending, tastes and preferences.

●	Industrials Sector. The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

Liberty One Defensive Dividend Growth ETF | Investment Style Risk [Member]
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Investment Style Risk. There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value, could underperform other kinds of investments or market averages that include style-focused investments.

Liberty One Defensive Dividend Growth ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Liberty One Defensive Dividend Growth ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to NAV and may face delisting.

Liberty One Defensive Dividend Growth ETF | Cash Positions Risk [Member]
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Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Liberty One Defensive Dividend Growth ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other Service Providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

Liberty One Defensive Dividend Growth ETF | Etf Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Liberty One Defensive Dividend Growth ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund does not seek to replicate the performance of a specified Index. ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Liberty One Defensive Dividend Growth ETF | Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risk. Although the Fund may invest in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate. The international operations of many companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.

Liberty One Defensive Dividend Growth ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gap Risk. The Fund is subject to the risk that a stock price will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually, such movements occur when there are adverse news announcements, which can cause a stock price to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Liberty One Defensive Dividend Growth ETF | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. The Fund may invest without limitation in a particular region or may be exposed to the risks of a specific country as a result of its investments in U.S.-based companies with operations or markets in other countries.

Liberty One Defensive Dividend Growth ETF | Issuerspecific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
Liberty One Defensive Dividend Growth ETF | Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Liberty One Defensive Dividend Growth ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
Liberty One Defensive Dividend Growth ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Liberty One Defensive Dividend Growth ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Liberty One Defensive Dividend Growth ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Liberty One Defensive Dividend Growth ETF | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Growth-oriented funds will typically underperform when value investing is in favor.

Liberty One Defensive Dividend Growth ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is non-diversified and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Liberty One Defensive Dividend Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is non-diversified and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
Liberty One Tactical Income ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program, but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s NAV and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

The Fund may be subject to the risks described below indirectly through investments in ETFs and underlying funds and through its own direct investments.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Liberty One Tactical Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of the Fund shares and failure to achieve its investment objective.

Liberty One Tactical Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund or an underlying fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, lack of liquidity in the bond or other markets, volatility in the securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments and could result in decreases to the Fund’s net asset value. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. Local, state and regional events could have a significant impact on the Fund and its investments. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, amount other things, inflation and the securities markets generally.

Liberty One Tactical Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Liberty One Tactical Income ETF | Largecap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Securities Risk. The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liberty One Tactical Income ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

●	Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Consumer Food Sector. The consumer food sector is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, agricultural commodity prices, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

●	Consumer Staples Sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

●	Healthcare Sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

●	Industrials Sector. The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

●	Information Technology Sector. Information technology companies face intense competition and potentially rapid product obsolescence. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector may face obsolescence and are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Utilities Sector. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Liberty One Tactical Income ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk. There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value, could underperform other kinds of investments or market averages that include style-focused investments.

Liberty One Tactical Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Liberty One Tactical Income ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to NAV and may face delisting.

Liberty One Tactical Income ETF | Cash Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Liberty One Tactical Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, an underlying fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other Service Providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

Liberty One Tactical Income ETF | Etf Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Liberty One Tactical Income ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund does not seek to replicate the performance of a specified Index. ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Liberty One Tactical Income ETF | Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risk. Although the Fund may invest in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate. The international operations of many companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.

Liberty One Tactical Income ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gap Risk. The Fund is subject to the risk that a stock price will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually, such movements occur when there are adverse news announcements, which can cause a stock price to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Liberty One Tactical Income ETF | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Risk. The risk that if the Fund or an underlying fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s or underlying fund’s investments more than if the Fund’s or underlying fund’s investments were not so focused. The Fund or an underlying fund may invest without limitation in a particular region or may be exposed to the risks of a specific country as a result of its investments in U.S.-based companies with operations or markets in other countries.

Liberty One Tactical Income ETF | Issuerspecific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
Liberty One Tactical Income ETF | Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Liberty One Tactical Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
Liberty One Tactical Income ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Liberty One Tactical Income ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The sale price that the Fund or an underlying fund could receive for a portfolio security may differ from the Fund’s or underlying fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s or an underlying fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Liberty One Tactical Income ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Liberty One Tactical Income ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is non-diversified and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Liberty One Tactical Income ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Liberty One Tactical Income ETF | High Yield Fixed Income Securities Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Fixed Income Securities (“Junk Bond”) Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Junk bonds may experience more price volatility and a more limited market than the market for investment-grade fixed income securities.

Liberty One Tactical Income ETF | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Certain countries have experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.

Liberty One Tactical Income ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Liberty One Tactical Income ETF | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of investments, including ETFs, and the allocation of assets among such investments, including ETFs, will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Liberty One Tactical Income ETF | Investment Companiesexchangetraded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Companies/Exchange-Traded Funds Risk. When the Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs) it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of options, derivatives, currencies, index, leverage, and replication management.

Liberty One Tactical Income ETF | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

Liberty One Tactical Income ETF | Odd Lot Pricing Risk [Member]
Prospectus [Line Items]
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Odd Lot Pricing Risk. Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.

Liberty One Tactical Income ETF | Prepayment And Extension Risk [Member]
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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment and accordingly, a decline in the Fund’s net asset value. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Liberty One Tactical Income ETF | U S Government Securities Risk [Member]
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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate, and the securities may be affected by changes in the credit rating of the U.S. Government.

Liberty One Tactical Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is non-diversified and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.